CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities
Net income	$ 18,308	$ 5,212
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	66,907	48,441
Amortization of deferred drydocking and special survey costs	2,614	3,280
Amortization of finance and other costs	6,630	3,536
Exit fee accrued on debt	913	742
Stock based compensation	31	47
Payments for drydocking/special survey	(4,158)	(7,050)
Gain on sale of vessel	(830)
Change in fair value of warrants		2,253
Amortization of deferred realized losses on interest rate swaps	1,499	587
Unrealized (gain)/loss on derivatives	(4,556)	(7,066)
Realized losses on cash flow hedges deferred in Other Comprehensive Loss	(7,035)	(17,931)
(Increase)/Decrease in
Accounts receivable	(1,263)	(962)
Inventories	(400)	(2,300)
Prepaid expenses	1,009	437
Due from related parties		807
Other assets, current and long-term	(3,287)	(9,809)
Increase/(Decrease) in
Accounts payable	4,107	2,583
Accrued liabilities	5,215	(13,333)
Due to related parties	37,997
Unearned revenue, current and long term	1,154	(2,953)
Other liabilities, current and long-term	1,307	91
Net Cash provided by Operating Activities	126,162	6,612
Cash Flows from Investing Activities
Vessels under construction and vessels additions	(375,277)	(302,639)
Net proceeds from sale of vessel	5,636
Net Cash used in Investing Activities	(369,641)	(302,639)
Cash Flows from Financing Activities
Proceeds from long-term debt	266,920	227,686
Payments of long-term debt	(27,144)	(34,559)
Deferred finance costs	(100)	(30,217)
Increase of restricted cash	(341)	(1)
Net Cash provided by Financing Activities	239,335	162,909
Net Decrease in Cash and Cash Equivalents	(4,144)	(133,118)
Cash and Cash Equivalents at beginning of period	51,362	229,835
Cash and Cash Equivalents at end of period	47,218	96,717
Supplementary Cash Flow information
Non-cash capitalized interest on vessels under construction		1,677
Non-cash other predelivery expenses on vessels under construction		977
Non-cash deferred financing fees	42	56,476
Final installment for delivered vessels financed under Vendor Financing arrangement	$ 124,855	$ 65,145